Income Taxes - Additional information (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Entrance tax								$ 3.0
Entrance tax, annual decline in gain				20.00%
Norwegian corporate tax rate				24.00%	25.00%	27.00%	28.00%
Entrance tax paid, current	$ 0.1	$ 0.2	$ 0.2
Entrance tax payable, non current	$ 0.7			$ 0.7